Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 981,390	¥ 973,404
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 598,524	¥ 671,691